Fund Summary
Franklin Custodian Funds-15 | Franklin Growth Fund
Investment Goal
Capital appreciation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 106 in the Fund's Prospectus and under “Buying and Selling Shares” on page 71 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Growth Fund} - Franklin Custodian Funds-15 - Franklin Growth Fund		Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Growth Fund} - Franklin Custodian Funds-15 - Franklin Growth Fund	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	none	none
Other expenses	0.18%	0.18%	0.18%	0.01%	0.18%
Total annual Fund operating expenses	0.88%	1.63%	1.13%	0.46%	0.63%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Growth Fund} - Franklin Custodian Funds-15 - Franklin Growth Fund - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
1 year	$ 660	$ 266	$ 115	$ 47	$ 65
3 years	840	515	360	148	202
5 years	1,036	887	623	258	352
10 years	$ 1,599	$ 1,934	$ 1,376	$ 579	$ 788

If you do not sell your shares:
Expense Example, No Redemption {- Franklin Growth Fund}	Franklin Custodian Funds-15 Franklin Growth Fund Class C USD ($)
1 Year	$ 166
3 Years	515
5 Years	887
10 Years	$ 1,934

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.05% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests substantially in the equity securities of companies that are leaders in their industries. In selecting securities, the investment manager considers many factors, including historical and potential growth in revenues and earnings, assessment of strength and quality of management, and determination of a company's strategic positioning in its industry.

Although the Fund normally invests substantially in the equity securities (principally common stocks) of U.S.-based large and medium market capitalization companies, it may invest in companies in new and emerging industries where growth is expected to be above average and may invest up to 40% of its assets in smaller companies.

The Fund's investment manager is a research driven, fundamental investor, generally pursuing a "buy-and-hold" growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the investment manager chooses companies that it believes are positioned for growth in revenues, earnings or assets. Such advantages as a particular marketing niche, proven technology, sound financial records, strong management, and industry leadership are all factors the investment manager believes point to strong growth potential. Although the investment manager searches for investments across a large number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, and lack of depth of management and funds for growth and development. They may also have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'09	17.60%
Worst Quarter:	Q4'08	-20.30%

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2015
Average Annual Total Returns{- Franklin Growth Fund} - Franklin Custodian Funds-15 - Franklin Growth Fund	Past 1 year	Past 5 years		Past 10 years	Since Inception
Class A | Return Before Taxes	(3.93%)	10.32%		7.46%
Class A | After Taxes on Distributions	(4.77%)	10.06%		7.28%
Class A | After Taxes on Distributions and Sales	(1.51%)	8.20%		6.06%
Class C | Return Before Taxes	0.21%	10.79%		7.29%
Class R | Return Before Taxes	1.68%	11.35%		7.83%
Class R6 | Return Before Taxes	2.36%	14.15%	[1]
Advisor Class | Return Before Taxes	2.20%	11.91%		8.37%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	1.38%	12.57%		7.31%
[1]	Since inception May 1, 2013.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.